Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Finite Useful Lives and the Average Useful Lives

As of December 31, 2024 and 2023, the following asset types have finite useful lives and the average useful lives applied by the Group remain unchanged as shown below:

Category:	Useful life (years)
Technology software	5-10
Brands	22-25
Customer relationships	3-17
Non-competition agreements	5-6

Schedule of Average Useful Lives

As of December 31, 2024 and 2023, the average useful lives applied by the Group are the following:

Category:	Useful life (years)
Machinery and equipment	3
Furniture	10
Computer and peripherals	5
Facilities	10
Vehicles	10